Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

13. RELATED PARTY TRANSACTIONS AND BALANCES

1) Nature of relationships with related parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions for the six months ended June 30, 2025 and 2024, or recorded balances as of June 30, 2025 and December 31, 2024.

Name	Relationship with the Company
Abalance Corporation (“Abalance”)	Controlling shareholder
Fuji Solar Co., Ltd. (“Fuji Solar”)	Controlled by the controlling shareholder of the Company
WWB Corporation (“WWB”)	Controlled by the controlling shareholder of the Company
VSun JV	Controlled by Fuji Solar
Vietnam Sunergy (Bac Ninh) Company Limited (“VSun Bac Ninh”)	Wholly owned by VSun JV
VSun Solar USA Inc. (“VSun USA”)	Wholly owned by VSun JV
VSun China Co., Ltd. (“VSun China”)	Wholly owned by VSun JV
Vietnam Sunergy Wafer Co., Ltd.	Wholly owned by VSun JV

2) Transactions with related parties

	For the Six Months Ended June 30,
	2025	2024
Sales to a related party
VSun Bac Ninh	$18,223,428	$251,293
VSun JV	4,707,666	111,675,535
VSun China	897,201	341,417
VSun USA	1,257,254	19,530
	$25,085,549	$112,287,775
Purchase of raw materials from a related party
VSun China	$39,806,985	$63,085,633
VSun Wafer	$3,770	$—
	$39,810,755	$63,085,633
Payment of operating expenses by related parties on behalf of the Company(a)
VSun JV	$—	$75,292
VSun USA	21,390	—
VSun China	—	991,395
	$21,390	$1,066,687
Repayment of operating expenses to related parties paid on behalf of the Company(a)
VSun JV	$—	$148,000
Prepayments of raw materials to related parties(b)
VSun China	$6,289,920	$27,582,554
VSun Wafer	183,685	—
	$6,473,605	$27,582,554
Borrowings from a related party(c)
VSun USA	$12,000,000	$—
WWB	10,725,000	—
	$22,725,000	$—
Repayment of borrowings to a related party(c)
VSun JV	$—	$27,992,018
Accrual of interest expenses on borrowings from a related party(c)
VSun JV	$492,460	$1,005,286
VSun USA	288,586	—
	$781,046	$1,005,286
Repayment of interest expenses on borrowings from a related party(c)
VSun JV	$—	631,388

(a)

For the six months ended June 30, 2025 and 2024, the operating expenses paid by related parties on behalf of the Company represented the working capital paid by these related parties. The balances were interest free and payable on demand.

For the six months ended June 30, 2025 and 2024, the Company repaid operating expenses of $nil and $148,000 to related parties.

(b)	For the six months ended June 30, 2025, the Company made prepayments of $6,289,920 and $183,685 to VSun China and VSun Wafer for raw materials, respectively, all which were expected to be delivered to the Company in the second half of 2025.

For the six months ended June 30, 2024, the Company made prepayments of $27,582,554 to VSUN China for raw materials, all which were delivered to the Company in the second half of 2024.

(c)	For the six months ended June 30, 2025, the Company borrowed loans of $12.0 million and $10.7 million, from VSun USA and WWB, respectively. For the same period, the Company did not repay borrowings to related parties.

For the six months ended June 30, 2024, the Company did not borrow loans, while repaid loans of approximately $28.0 million (VND 0.7 trillion) to VSun JV and interest of approximately $0.6 million (VND 15.8 billion).

In December 2024, VSun reduced the interest rate of borrowings to 2%, and applied the reduced interest rate to borrowings of 2023. For the second half of 2024, the Company reversed interest expenses of 2023 in the amount of $1,505,865 as a result of reduced interest rate of borrowings.

For the six months ended June 30, 2025 and 2024, the Company accrued interest expenses of $781,046 and $1,005,286 on the borrowings. Interest expenses are payable on demand.

3) Balances with related parties

Accounts receivable – a related party

Related party	Nature of balance	June 30, 2025	December 31, 2024
VSun China	Sales to the related party	$4,003,885	$4,402,462
VSun JV	Sales to the related party	29,989	3,963,972
VSun USA	Sales to the related party	426,288	3,474,214
Total		$4,460,162	$11,840,648

Prepayments — a related party

Related party	Nature of balance	June 30, 2025	December 31, 2024
VSun China	Prepayments for raw materials	$6,289,920	$—
VSun Wafer	Prepayments for raw materials	180,821	—
Total		$6,470,741	$—

Due from a related party

Related party	Nature of balance	June 30, 2025	December 31, 2024
Abalance	Advance made to the related party	$67,393	$—

Contract liabilities — a related party

Related party	Nature of balance	June 30, 2025	December 31, 2024
VSun JV	Advance for solar cells	$62,275,502	$20,000,000
VSun China	Advance for solar cells	2,267,478	98,561
Total		$64,542,980	$20,098,561

Due to related parties

Related party	Nature of balance	June 30, 2025	December 31, 2024
VSun JV	Borrowings	$48,879,915	$50,059,338
VSun JV	Interest payable	1,922,678	1,469,301
VSun JV	Payment of other operating expenses on behalf of the Company	70,142	70,219
VSun USA	Borrowings	17,000,000	5,000,000
VSun USA	Interest payable	303,581	14,995
VSun USA	Payment of other operating expenses on behalf of the Company	21,390	—
WWB	Borrowings	10,725,000	—
Others	Payment of other operating expenses on behalf of the Company	19,520	19,520
Total		$78,942,226	$56,633,373